Fair value measurement (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	$ 29,934,872	$ 19,858,681
Certificate of bank deposits (CDB)	3,712	81,810
Investment funds	302,779	146,884
Time deposit	446,436	1,119,682
Bill of credit	138	14
Real estate and agribusiness certificate of receivables	32,175
Real estate and agribusiness letter of credit (CRIs/CRAs)	1,197	1,508
Debentures	835,628	121,783
Equity instrument	22,082	30,735
Derivative financial instruments	41,485	101,318
Collateral for credit card operations	305	1,052
Derivative financial liabilities	9,425	87,278
Instruments eligible as capital	11,507	12,056
Repurchase agreements	197,242	3,046
Stocks issued by public-held company		158
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit
Real estate and agribusiness certificate of receivables	2
Real estate and agribusiness letter of credit (CRIs/CRAs)
Debentures	676,953
Equity instrument
Derivative financial instruments	2,154	81,538
Collateral for credit card operations
Derivative financial liabilities	384	87,271
Instruments eligible as capital
Repurchase agreements
Stocks issued by public-held company		158
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)	3,712	81,810
Investment funds	302,779	146,884
Time deposit	446,436	1,119,682
Bill of credit	138	14
Real estate and agribusiness certificate of receivables	32,173
Real estate and agribusiness letter of credit (CRIs/CRAs)	1,197	1,508
Debentures	158,675	121,783
Equity instrument
Derivative financial instruments	11,423	24
Collateral for credit card operations	305	1,052
Derivative financial liabilities	9,041	7
Instruments eligible as capital	11,507	12,056
Repurchase agreements	197,242	3,046
Stocks issued by public-held company
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit
Real estate and agribusiness certificate of receivables
Real estate and agribusiness letter of credit (CRIs/CRAs)
Debentures
Equity instrument	22,082	30,735
Derivative financial instruments	27,908	19,756
Collateral for credit card operations
Derivative financial liabilities
Instruments eligible as capital
Repurchase agreements
Stocks issued by public-held company
Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	8,222,278	6,646,188
Brazil [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	8,222,278	6,646,188
Brazil [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Brazil [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
United States [Member]
IfrsStatementLineItems [Line Items]
Assets	171,184	830,124
United States [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	171,184	830,124
United States [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
United States [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets	1,382
Mexico [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	1,382
Mexico [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Mexico [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets		504
Colombia [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets		504
Colombia [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Colombia [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets